PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

As of March 31, 2022 and 2021, property and equipment is summarized as follows:

	March 31,
	2022 ($)	2021 ($)
Property and equipment	806,117	346,500
Less accumulated depreciation	(273,609)	(144,335)
	532,508	202,145

Depreciation expensed within the consolidated statements of operations and comprehensive loss relating to property and equipment for the years ended March 31, 2022 and 2021 was approximately $138,000 and $69,000, respectively.